Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Significant Accounting Policies Details Narrative
Research and development expenses	$ 128,559		$ 255,829		$ 37,901	$ 4,196